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                                 SchwabFunds(R)

                              101 Montgomery Street

                             San Francisco, CA 94104

                                November 19, 2002

VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:   Schwab Investments
      File Nos. 33-37459 and 811-6200

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Prospectuses and Statements of Additional Information, dated November 15, 2002, for the Schwab Short-Term Bond Market Fund, Schwab Total Bond Market Fund, the Schwab California Long-Term Tax-Free Bond Fund, Schwab California Short/Intermediate Tax-Free Bond Fund, Schwab Long-Term Tax-Free Bond Fund, Schwab Short/Intermediate Tax-Free Bond Fund and the Schwab YieldPlus Fund(R) do not differ from those filed in the most recent Post-Effective Amendment No.44, which was filed electronically.

Sincerely,

s/Steven Schantz
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Steven Schantz
Vice President and Senior Counsel
Charles Schwab Investment Management, Inc.